Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventories [Abstract]
Lubricants	$ 2,099	$ 1,726
Bunkers	3,128	0
Total	$ 5,227	$ 1,726